Employee benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,976	€ 4,177	€ 3,760
Service cost	427	484	252
Interest costs	(62)	(47)	(35)
Actuarial (loss) gain	(790)	(584)	200
Net defined benefit liability (asset) at end of period	2,550	2,976	4,177
Decrease in net defined benefit liability	2,550	2,976	4,177
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period		€ (1,054)
Net defined benefit liability (asset) at end of period	(1,054)		(1,054)
Decrease in net defined benefit liability	€ (1,054)		€ (1,054)